Operating Leases (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Leases
2021		$ 438,840
2022	$ 429,760	351,100
2023	163,260	45,000
2024	33,760	11,250
Total	626,780	846,190
Less discount	(25,614)	(43,590)
Total lease liabilities	601,166	802,600
Less current portion	(409,201)	(407,975)
Operating lease obligation, net of current portion	$ 191,965	$ 394,625